Leases (Tables)	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Schedule of Condensed Consolidated Balance Sheets Related to Operating and Finance Leases
The following table presents the amounts reported in the Company’s condensed consolidated balance sheets related to operating and finance leases as of the presented dates:

(in thousands)	Classification	March 31, 2022	January 1, 2022
Right-of-Use Assets:
Operating	Other assets	$14,119	$6,550
Finance	Property, plant and equipment, net	44	48

Total right-of-use assets		$14,163	$6,598

Lease Liabilities
Operating	Accrued expenses and other current liabilities	$834	$166
Finance	Current portion of long-term debt	15	14
Operating	Other liabilities	15,640	7,962
Finance	Long-term debt	34	39

Total lease liabilities		$16,523	$8,181

Schedule of Lease Cost
The following is a summary of the Company’s lease cost for the presented period:

Lease Cost ( in thousands )	Three Months Ended March 31, 2022
Operating lease cost	$1,263
Finance lease cost
Amortization of right-of-use assets	4
Interest on lease liabilities	2
Variable lease costs	140

Total lease cost	$1,409

Schedule of Cash Flows and Supplemental Information
The following is a summary of the cash flows and supplemental information associated with the Company’s leases for the presented period:

Other information ( in thousands )	Three Months Ended March 31, 2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$486
Operating cash flows from finance leases	2
Financing cash flows from finance leases	3
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	7,384
Finance leases	—

Schedule of Weighted-average Lease Term and Discount Rate for Operating and Finance Leases
The following is a summary of the weighted-average lease term and discount rate for operating and finance leases as of the presented date:

Lease Term and Discount Rate	March 31, 2022
Weighted-average remaining lease term (years)
Operating leases	7.7
Finance leases	3.4
Weighted-average discount rate
Operating leases	29.69%
Finance leases	14.96%

Schedule of Maturity Analysis Related to Operating and Finance Leases
The following is a maturity analysis related to the Company’s operating and finance leases as of March 31, 2022:

Maturity of Lease Liabilities ( in thousands )	Operating Leases	Finance Leases
2022	$3,053	$16
2023	5,666	21
2024	5,771	11
2025	5,709	8
2026	5,705	7
Thereafter	21,522	—

Total lease payments	47,426	63
Less interest	30,952	14

Total lease liabilities	$16,474	$49

The following is a maturity analysis related to the Company’s operating and finance leases as of December 31, 202
1,
which is presented in accordance with ASC 840,
Leases
:

(in thousands)	Operating Leases	Finance Leases
2022	$3,484	$21
2023	4,865	21
2024	4,970	11
2025	4,928	8
2026	4,896	7
Thereafter	5,167	—

Total lease payments	28,310	68
Less interest on finance leases	—	15

Total	$28,310	$53